Impact on balance sheet as at 31 December 2022 (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Condensed Balance Sheet
In accordance with the requirements of accounting standards, set out below is the Group’s balance sheet at 1 January 2022, prepared in accordance with the applicable accounting policies following the adoption of IFRS 17.
Consolidated balance sheet – as at 1 January 2022

	Note	As previously reported At 31 Dec 2021 £m	Impact of IFRS 17 (see below) £m	Other changes (see note 1) £m	Restated At 1 Jan 2022 £m

Assets
Cash and balances at central banks		76,420	–	–	76,420
Items in the course of collection from banks		147	–	(147)
Financial assets at fair value through profit or loss	1	206,771	200	–	206,971
Derivative financial instruments		22,051	–	–	22,051
Financial assets at amortised cost		517,156	–	–	517,156
Financial assets at fair value through other comprehensive income		28,137	–	–	28,137
Reinsurance assets	2	759	(759)	–
Investments in joint ventures and associates		352	–	(352)
Goodwill		2,320	–	(2,320)
Value of in-force business	3	5,514	(5,317)	(197)
Other intangible assets		4,196	–	(4,196)
Goodwill and other intangible assets			–	6,713	6,713
Current tax recoverable		363	–	–	363
Deferred tax assets	4	3,118	655	–	3,773
Retirement benefit assets		4,531	–	–	4,531
Other assets	2	14,690	(47)	499	15,142
Total assets		886,525	(5,268)	–	881,257

	Note	As previously reported At 31 Dec 2021 £m	Impact of IFRS 17 (see below) £m	Other changes (see note 1) £m	Restated At 1 Jan 2022 £m

Liabilities
Deposits from banks		7,647	–	–	7,647
Customer deposits		476,344	–	–	476,344
Repurchase agreements at amortised cost		31,125	–	–	31,125
Items in course of transmission to banks		316	–	(316)
Financial liabilities at fair value through profit or loss		23,123	–	–	23,123
Derivative financial instruments		18,060	–	–	18,060
Notes in circulation		1,321	–	–	1,321
Debt securities in issue		71,552	–	–	71,552
Liabilities arising from insurance contracts and participating investment contracts	5	123,423	1,756	–	125,179
Liabilities arising from non-participating investment contracts	6	45,040	(4,150)	–	40,890
Other liabilities	7	19,947	(896)	316	19,367
Retirement benefit obligations		230	–	–	230
Current tax liabilities		6	–	–	6
Deferred tax liabilities	4	39	(31)	–	8
Other provisions		2,092	(12)	–	2,080
Subordinated liabilities		13,108	–	–	13,108
Total liabilities		833,373	(3,333)	–	830,040

Equity
Share capital		7,102	–	–	7,102
Share premium account		18,479	–	–	18,479
Other reserves		11,189	(12)	–	11,177
Retained profits		10,241	(1,923)	–	8,318
Ordinary shareholders’ equity		47,011	(1,935)	–	45,076
Other equity instruments		5,906	–	–	5,906
Total equity excluding non-controlling interests		52,917	(1,935)	–	50,982
Non-controlling interests		235	–	–	235
Total equity		53,152	(1,935)	–	51,217
Total equity and liabilities		886,525	(5,268)	–	881,257
1    Own shares held through consolidated collective investment vehicles classified as financial assets at fair value through profit or loss rather than in equity under IFRS 17.
2    Reinsurance assets are replaced by reinsurance contract assets, which are presented within other assets, under IFRS 17.
3    The value of in-force business (VIF) is not recognised on the balance sheet under IFRS 17 and acquired VIF presented within goodwill and other intangible assets.
4    Deferred tax assets and liabilities are recalculated based on IFRS 17 retained earnings.
5    Change in measurement basis of liabilities arising from insurance contracts and participating investment contracts under IFRS 17.
6    Recognition of certain hybrid unit-linked and With-Profit contracts under IFRS 17.
7    Unallocated surplus relating to the With-Profit funds is recognised as part of the liabilities arising from insurance contracts and participating investment contracts under IFRS 17.
The adjustments to the Group’s balance sheet as at 31 December 2022 arising on the adoption of IFRS 17 are presented below.
Consolidated balance sheet – as at 31 December 2022

	Note	As previously reported At 31 Dec 2022 £m	IFRS 17 adjustments as at 1 Jan 2022 (see below) £m	IFRS 17 2022 movements £m	Other changes (see note 1) £m	Restated At 31 Dec 2022 £m

Assets
Cash and balances at central banks		91,388	–	–	–	91,388
Items in the course of collection from banks		242	–	–	(242)
Financial assets at fair value through profit or loss	1	180,609	200	(40)	–	180,769
Derivative financial instruments		24,753	–	–	–	24,753
Financial assets at amortised cost		520,322	–	–	–	520,322
Financial assets at fair value through other comprehensive income		23,154	–	–	–	23,154
Reinsurance assets	2	616	(759)	143	–
Investments in joint ventures and associates		385	–	–	(385)
Goodwill		2,655	–	–	(2,655)
Value of in-force business	3	5,419	(5,317)	72	(174)
Other intangible assets		4,786	–	–	(4,786)
Goodwill and other intangible assets			–	–	7,615	7,615
Current tax recoverable		612	–	–	–	612
Deferred tax assets	4	5,228	655	539	–	6,422
Retirement benefit assets		3,823	–	–	–	3,823
Other assets	2	13,837	(47)	119	627	14,536
Total assets		877,829	(5,268)	833	–	873,394
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 27: Impact on balance sheet as at 31 December 2022 (continued)
Consolidated balance sheet – as at 31 December 2022 (continued)

	Note	As previously reported At 31 Dec 2022 £m	IFRS 17 adjustments as at 1 Jan 2022 (see below) £m	IFRS 17 2022 movements £m	Other changes (see note 1) £m	Restated At 31 Dec 2022 £m

Liabilities
Deposits from banks		7,266	–	–	–	7,266
Customer deposits		475,331	–	–	–	475,331
Repurchase agreements at amortised cost		48,596	–	–	–	48,596
Items in course of transmission to banks		372	–	–	(372)
Financial liabilities at fair value through profit or loss		17,755	–	–	–	17,755
Derivative financial instruments		24,042	–	–	–	24,042
Notes in circulation		1,280	–	–	–	1,280
Debt securities in issue		73,819	–	–	–	73,819
Liabilities arising from insurance contracts and participating investment contracts	5	106,893	1,756	1,629	–	110,278
Liabilities arising from non-participating investment contracts	6	42,975	(4,150)	651	–	39,476
Other liabilities	7	19,090	(896)	198	372	18,764
Retirement benefit obligations		126	–	–	–	126
Current tax liabilities		8	–	–	–	8
Deferred tax liabilities	4	216	(31)	24	–	209
Other provisions		1,809	(12)	6	–	1,803
Subordinated liabilities		10,730	–	–	–	10,730
Total liabilities		830,308	(3,333)	2,508	–	829,483

Equity
Share capital		6,729	–	–	–	6,729
Share premium account		18,504	–	–	–	18,504
Other reserves		6,602	(12)	(3)	–	6,587
Retained profits		10,145	(1,923)	(1,672)	–	6,550
Ordinary shareholders’ equity		41,980	(1,935)	(1,675)	–	38,370
Other equity instruments		5,297	–	–	–	5,297
Total equity excluding non-controlling interests		47,277	(1,935)	(1,675)	–	43,667
Non-controlling interests		244	–	–	–	244
Total equity		47,521	(1,935)	(1,675)	–	43,911
Total equity and liabilities		877,829	(5,268)	833	–	873,394
1    Own shares held through consolidated collective investment vehicles classified as financial assets at fair value through profit or loss rather than in equity under IFRS 17.
2    Reinsurance assets are replaced by reinsurance contract assets, which are presented within other assets, under IFRS 17.
3    The value of in-force business (VIF) is not recognised on the balance sheet under IFRS 17 and acquired VIF presented within goodwill and other intangible assets.
4    Deferred tax assets and liabilities are recalculated based on IFRS 17 retained earnings.
5    Change in measurement basis of liabilities arising from insurance contracts and participating investment contracts under IFRS 17.
6    Recognition of certain hybrid unit-linked and With-Profit contracts under IFRS 17.
7    Unallocated surplus relating to the With-Profit funds is recognised as part of the liabilities arising from insurance contracts and participating investment contracts under IFRS 17.